Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use assets
Schedule of right-of-use assets

	Properties	Equipment	Total
Year ended December 31, 2019
Opening net book amount	—	—	—
Adoption of IFRS16 as at January 1, 2019	483,350	61,160	544,510
Additions	308,987	13,541	322,528
Depreciation charge	(296,656)	(27,487)	(324,143)
Exchange differences	445	—	445
Closing net book amount	496,126	47,214	543,340

	Properties	Equipment	Total
At December 31, 2019
Cost	792,337	74,701	867,038
Accumulated depreciation	(296,211)	(27,487)	(323,698)
Net book value	496,126	47,214	543,340

	Properties	Equipment	Total
Year ended December 31, 2020
Opening net book amount	496,126	47,214	543,340
Additions	27,612	—	27,612
Depreciation charge	(333,714)	(25,760)	(359,474)
Effect of modification to lease terms	434,150	—	434,150
Disposals	(72,504)	—	(72,504)
Exchange differences	(7,780)	—	(7,780)
Closing net book amount	543,890	21,454	565,344

At December 31, 2020
Cost	1,111,338	71,168	1,182,506
Accumulated depreciation	(567,448)	(49,714)	(617,162)
Net book value	543,890	21,454	565,344